Large Company Growth Portfolio
Large Company Growth Portfolio
Investment Objective

The Large Company Growth Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the large cap growth sub-category.

Fees and Expenses of the Large Company Growth Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Large Company Growth Portfolio	Investment Class	Institutional Class
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.41%	0.30%
Total Annual Portfolio Operating Expenses	1.41%	1.05%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Large Company Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	144	446	771	1,691
Institutional Class	107	334	579	1,283

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies
•	The Portfolio focuses on the large company growth segment of the U.S. equity market.

•	The Portfolio invests substantially all of its assets in common stock of companies with larger market capitalizations—greater than approximately $250 million as of December 31, 2011.

•	The Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:

Cornerstone Capital Management, Inc. (“Cornerstone”). Cornerstone’s investment philosophy is premised on successfully identifying a “perception gap”, which it believes exists when consensus expectations fail to recognize the true earnings power of a given company. Cornerstone focuses broadly on companies with over $1 billion in market capitalization, strong management with a proven track record, and a sustainable competitive advantage. Fundamentally, Cornerstone looks to invest in companies with strong organic revenue and operating earnings growth, financially conservative firms whose net income is confirmed by free cash flows, and strong, flexible balance sheets. A further distinguishing feature of Cornerstone’s process is a short-term contrarian approach employed within the context of long-term fundamentals, where it will actively buy and sell around short-term price movement of a company as long as there are no changes to its long-term fundamental expectations. The strategy will typically hold around 35 to 55 securities.

Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”). In managing its portion of the Large Company Growth Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection ModelSM, a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

Victory Capital Management Inc (“Victory”). Victory employs a growth-oriented style using bottom-up fundamental company analysis as a basis for all investment decisions. Victory constructs its portion of the Large Company Growth Portfolio with high-quality, large-capitalization equity securities that Victory believes are likely to produce superior earnings growth. Victory sells a stock when the fundamental characteristics deteriorate or when a better investment opportunity is identified, and a position is reduced when a 10% position size limit is reached.

Principal Risks

You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:

Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s growth style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.

Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Large Company Growth Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you believe that the market will favor a particular investment style, such as large cap growth stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 15.58% (quarter ended 09/30/10) and the lowest return for a quarter was -23.30% (quarter ended 12/31/08).

The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Large Company Growth Portfolio	1 Year	5 Years	10 Years
Investment Class	(1.44%)	1.18%	2.45%
Investment Class - Return After Taxes on Distributions	(1.44%)	0.47%	2.08%
Investment Class - Return After Taxes on Distributions and Sale of Fund Shares	(0.93%)	0.89%	2.05%
Institutional Class	(1.09%)	1.54%	2.81%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Large Company Value Portfolio
Large Company Value Portfolio
Investment Objective

The Large Company Value Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the large cap value sub-category.

Fees and Expenses of the Large Company Value Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Large Company Value Portfolio	Investment Class	Institutional Class
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.39%	0.41%
Total Annual Portfolio Operating Expenses	1.39%	1.16%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Large Company Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	142	440	761	1,669
Institutional Class	118	368	638	1,409

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 140% of the average value of its portfolio.

Principal Investment Strategies
•	The Portfolio focuses on the large company value segment of the U.S. equity market.

•	The Portfolio invests substantially all of its assets in the common stock companies with larger market capitalizations—greater than approximately $250 million as of December 31, 2011.

•	The Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:

Acadian Asset Management LLC (“Acadian”). Acadian’s buy/sell process is completely objective, automated and driven by changes in expected returns whenever a portfolio is re-optimized. The Portfolio’s current holdings with their risk and expected return characteristics are compared to the entire investment universe. Less attractive securities are discarded from the Portfolio while more attractive securities are added, as long as the cost of the buy and sell does not exceed the expected value-added to be gained.

Pzena Investment Management, LLC (“Pzena”). Pzena focuses exclusively on companies that it believes are underperforming their historically demonstrated earnings power. Pzena applies intensive fundamental research to such companies in an effort to determine whether the problems that caused the earnings shortfalls are temporary or permanent. Pzena invests in a company only when it judges that the company’s problems are temporary, the company’s management has a viable strategy to generate earnings recovery and Pzena believes there is meaningful downside protection in case the earnings recovery does not materialize. Pzena generally sells a security when Pzena believes there are more attractive opportunities available, or there is a change in the fundamental characteristics of the issuer.

Systematic Financial Management, L.P. (“Systematic”). Systematic's strategy includes a quantitative screen of all companies (U.S. Equity, ADRs and foreign securities traded on U.S. markets) with the market capitalization range of companies in the Russell 1000 Index. Companies are ranked by valuation and a positive earnings catalyst. Systematic will sell a stock (1) when price appreciation causes the company valuation to expand to fair value, (2) when other investment opportunities present more attractive prospects from a valuation and expected return basis, (3) when analysis leads to an anticipated downward estimate revision or (4) when a negative earnings surprise is reported.

Principal Risks

You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:

Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s value style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.

Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Large Company Value Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you believe that the market will favor a particular investment style, such as large cap value stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Large Company Value Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance. The chart and table assume reinvestment of dividends and distributions. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 21.38% (quarter ended 09/30/09) and the lowest return for a quarter was -22.30% (quarter ended 12/31/08).

The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Large Company Value Portfolio	1 Year	5 Years	10 Years
Investment Class	(3.36%)	(4.21%)	2.29%
Investment Class - Return After Taxes on Distributions	(3.48%)	(5.13%)	1.23%
Investment Class - Return After Taxes on Distributions and Sale of Fund Shares	(2.03%)	(3.57%)	1.82%
Institutional Class	(2.95%)	(4.02%)	2.53%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Small Company Growth Portfolio
Small Company Growth Portfolio
Investment Objective

The Small Company Growth Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the small cap growth sub-category.

Fees and Expenses of the Small Company Growth Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Small Company Growth Portfolio	Investment Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.92%	0.84%
Total Annual Portfolio Operating Expenses	2.02%	1.69%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Small Company Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	205	634	1,088	2,348
Institutional Class	172	533	918	1,998

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 177% of the average value of its portfolio.

Principal Investment Strategies
•	The Portfolio focuses on the small company growth segment of the U.S. equity market.

•	The Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which range between approximately $10 million and $5.0 billion as of December 31, 2011.

•	The Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Portfolio places less emphasis on companies with a long history of established growth than the Large Company Growth Portfolio.

•	The Portfolio invests in small-cap companies that may still further develop.

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:

Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital"). In managing its portion of the Small Company Growth Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection ModelSM, a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

Ranger Investment Management, L.P (“Ranger”). Ranger’s investment team searches for quality growth companies by implementing a bottom-up, fundamental research driven security selection process. In the research process, Ranger focuses on identifying small and mid capitalization U.S. equities characterized by accelerating revenue and earnings growth, high recurring revenues, strong balance sheets and free cash flow generation. In addition to extensive quantitative analysis, Ranger gives careful consideration to qualitative analysis and judgment of the management team, accounting practices, corporate governance and the company’s competitive advantage. Ranger utilizes a proprietary system to identify companies that violate the firm’s sell disciplines. Ranger seeks to identify problem stocks early and enhance performance by removing them before they become significant problems.

Principal Risks

You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:

Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s growth style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.

Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Small Company Growth Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you believe that the market will favor a particular investment style, such as small cap growth stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 18.59% (quarter ended 06/30/03) and the lowest return for a quarter was -26.62% (quarter ended 12/31/08).

The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Small Company Growth Portfolio	1 Year	5 Years	10 Years
Investment Class	(0.31%)	1.57%	5.56%
Investment Class - Return After Taxes on Distributions	(0.31%)	1.02%	4.90%
Investment Class - Return After Taxes on Distributions and Sale of Fund Shares	(0.20%)	1.24%	4.70%
Institutional Class	(0.06%)	1.80%	5.81%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Small Company Value Portfolio
Small Company Value Portfolio
Investment Objective

The Small Company Value Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the small cap value sub-category.

Fees and Expenses of the Small Company Value Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Small Company Value Portfolio	Investment Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.80%	0.79%
Total Annual Portfolio Operating Expenses	1.90%	1.64%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Small Company Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	193	597	1,026	2,222
Institutional Class	167	517	892	1,944

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies
•	The Portfolio focuses on the small company value segment of the U.S. equity market.

•	The Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which range between approximately $10 million and $5.0 billion as of December 31, 2011.

•	The Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields (dividend yields for small companies are generally less than those of large companies).

•	The Portfolio invests in small-cap companies that may still further develop.

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:

Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital"). In managing its portion of the Small Company Value Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection ModelSM, a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

NWQ Investment Management Company, LLC (“NWQ”). NWQ seeks to provide superior risk-adjusted returns through an analyst-driven value-oriented process. NWQ invests in companies which it believes are undervalued and where it believes catalysts exist to unlock value or improve profitability regardless of market movements or industry developments. Investment decisions are made on an opportunistic basis, capitalizing on NWQ’s evaluation of situations created by investor over-reaction, misperception and short-term focus. NWQ’s stock selection process is driven by rigorous bottom-up fundamental research. Quantitative measures include price-to-cash flow, price-to-sales, price-to-earnings, price-to-book and earnings quality. Qualitatively, NWQ focuses on management strength, corporate strategy, competitive position and shareholder value orientation. NWQ does extensive bottom-up research on each current and potential common stock holding, having direct contact with corporate management and assessing the expected risk/reward ratio of an investment to determine the absolute downside versus the expected upside. NWQ typically either eliminates or trims positions when NWQ believes a security no longer meets the three criteria at the core of its investment discipline: attractive valuation, favorable risk/reward ratio and belief in a catalyst.

Principal Risks

You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:

Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s value style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.

Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Small Company Value Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you believe that the market will favor a particular investment style, such as small cap value stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 25.22% (quarter ended 09/30/09) and the lowest return for a quarter was -24.52% (quarter ended 12/31/08).

The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Small Company Value Portfolio	1 Year	5 Years	10 Years
Investment Class	(7.54%)	(1.86%)	5.87%
Investment Class - Return After Taxes on Distributions	(7.61%)	(2.33%)	4.48%
Investment Class - Return After Taxes on Distributions and Sale of Fund Shares	(4.82%)	(1.66%)	4.64%
Institutional Class	(6.95%)	(1.47%)	6.24%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Wilshire 5000 Index Fund
Wilshire 5000 IndexSM Fund
Investment Objective

The Wilshire 5000 IndexSM Fund’s (the “Index Fund”) investment objective is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM (the “Index”) before the deduction of Index Fund expenses.

Fees and Expenses of the Wilshire 5000 IndexSM Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Index Fund.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Wilshire 5000 Index Fund	Investment Class	Institutional Class
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.39%	0.43%
Total Annual Portfolio Operating Expenses	0.74%	0.53%

Example: This example is intended to help you compare the cost of investing in the Index Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Index Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wilshire 5000 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	76	237	411	918
Institutional Class	54	170	296	665

Portfolio Turnover

The Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Index Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Index Fund’s performance. During the most recent fiscal year, the Index Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
•	The Index Fund invests primarily in the common stock of companies included in the Index that are representative of the Index.

•	The Index Fund uses enhanced “stratified sampling” techniques in an attempt to replicate the performance of the Index. Stratified sampling is a technique that uses sector weighting and portfolio characteristics profiling to keep the Index Fund within acceptable parameter ranges relative to the benchmark.

•	The Index Fund normally holds stocks representing at least 90% of the total market value of the Index.

The Index is an unmanaged index which measures the performance of all equity securities of U.S. headquartered issuers with readily available price data. The Index includes over 4,500 stocks, with each stock weighted according to its market value. This means that companies having larger stock capitalizations will have a larger impact on the market value of the Index. The Index has been computed continuously since 1974 and is published daily in many major U.S. newspapers and is the broadest measure of the U.S. equity market. The Index Fund normally holds stocks representing at least 90% of the Index’s total market value, which ranges between 1,000 and 2,500 stocks.

Principal Risks

You may lose money by investing in the Index Fund. In addition, investing in the Index Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Index Fund is equity risk. This is the risk that the prices of stocks held by the Index Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Index Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Index Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Index Risk. There is a risk that the Index Fund’s performance may not exactly match the performance of the Index. The Index Fund does not hold every stock contained in the Index and the performance of the stocks held in the Index Fund may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Index Fund incurs management fees, 12b-1 fees (for Investment Class Shares only), administrative expenses and transaction costs in trading stocks.

The Index Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you seek to capture returns that are representative of the entire U.S. equity market;

•	you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or

•	you seek an index fund which, unlike a traditional index fund, includes the stocks of small- and mid-capitalization companies as well as large capitalization companies.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance. The Index Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 16.27% (quarter ended 09/30/09) and the lowest return for a quarter was -22.36% (quarter ended 12/31/08).

The returns for the Index Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Wilshire 5000 Index Fund	1 Year	5 Years	10 Years
Investment Class	0.21%	(0.48%)	2.95%
Investment Class - Return After Taxes on Distributions	0.02%	(0.75%)	2.69%
Investment Class - Return After Taxes on Distributions and Sale of Fund Shares	0.40%	(0.48%)	2.43%
Institutional Class	0.43%	(0.28%)	3.20%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	0.99%	0.13%	3.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Wilshire Large Cap Core Plus Fund
Wilshire Large Cap Core Plus Fund
Investment Objective
The Wilshire Large Cap Core Plus Fund (the “Large Cap Core Plus Fund”) seeks capital appreciation.
Fees and Expenses of the Large Cap Core Plus Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Core Plus Fund.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Wilshire Large Cap Core Plus Fund		Investment Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Dividend Expense on Securities Sold Short		0.55%	0.55%
Interest Expense on Borrowing		0.16%	0.16%
Rebates on Securities Sold Short		0.05%	0.05%
Remainder of Other Expenses		0.32%	0.29%
Other Expenses		1.08%	1.05%
Total Annual Portfolio Operating Expenses	[1]	2.33%	2.05%
Less Fee Waiver/Expense Reimbursement		(0.06%)	(0.03%)
Net Annual Fund Operating Expenses		2.27%	2.02%
[1]	Wilshire Associates Incorporated ("Wilshire") has entered into a contractual expense limitation agreement with the Company, on behalf of the Large Cap Core Plus Fund to waive a portion of its management fee to limit expenses of the Large Cap Core Plus Fund (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2013 or upon the termination of the Advisory Agreement. To the extent that the Large Cap Core Plus Fund's expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation.

Example: This example is intended to help you compare the cost of investing in the Large Cap Core Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Core Plus Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wilshire Large Cap Core Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	230	722	1,240	2,661
Institutional Class	205	640	1,101	2,377

Portfolio Turnover

The Large Cap Core Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large Cap Core Plus Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Large Cap Core Plus Fund’s performance. During the most recent fiscal year, the Large Cap Core Plus Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

Principal Investment Strategies
•	The Large Cap Core Plus Fund normally invests at least 85% of its net assets in large cap securities. Large cap securities include securities of those companies with market capitalizations consistent with the Russell 1000 Index (which was greater than approximately $250 million as of December 31, 2011).

•	The Large Cap Core Plus Fund invests substantially all its assets in growth and value stocks of large cap companies.

•	Each subadviser will take long positions in securities it believes are likely to outperform and each subadviser, except Santa Barbara Asset Management, LLC, will sell short securities it believes are likely to underperform.

•	The Large Cap Core Plus Fund will generally hold approximately 20% of its net assets in short positions, using the proceeds from the short sales to purchase additional long positions resulting in a portfolio with approximately 120% of net assets in long positions. The Large Cap Core Plus Fund’s long positions may range from 110% to 130% and its short positions may range from 10% to 30%.

•	The Large Cap Core Plus Fund’s equity investments principally include common stocks, but may also include preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts (“REITs”). The Large Cap Core Plus Fund also may invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity. The Large Cap Core Plus Fund also may engage in short sales of ETFs and similarly structured pooled investments.

•	The Large Cap Core Plus Fund may, but is not required to, use derivatives, such as futures, options, forward contracts, swap agreements and ETFs, as an alternative to selling a security short, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.

•	The Large Cap Core Plus Fund uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:

Pyramis Global Advisors, LLC (“Pyramis”). Pyramis constructs its portion of the Large Cap Core Plus Fund by using a bottom-up, fundamental strategy to identify securities that may outperform (and underperform) the market. Portfolio decisions for the Large Cap Core Plus Fund are generally based on Pyramis’ stock selection abilities backed by its in-depth proprietary research. In general, stocks are sold or covered when the investment thesis behind the stock’s inclusion in the portfolio has played out, if there is a change to the investment thesis given new information, or if Pyramis perceives a better opportunity elsewhere in the market.

Santa Barbara Asset Management, LLC (“Santa Barbara”). Santa Barbara will invest its portion of the Large Cap Core Plus Fund’s portfolio according to its Dividend Growth strategy. Pursuant to this strategy, Santa Barbara primarily invests in dividend-paying common stocks with the potential for future dividend growth and capital appreciation. Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. As a result, Santa Barbara’s portion of the Large Cap Core Plus Fund’s portfolio may, from time to time, have a greater exposure to higher dividend-yield sectors and industries, such as the financial services, utilities and energy sectors, than the broad equity market.

TWIN Capital Management, Inc. (“TWIN”). TWIN’s buy and sell decisions are primarily based on the scores (of a stock’s relative attractiveness) produced by TWIN’s valuation model. TWIN will purchase equity securities that TWIN believes are undervalued, have rising expected earnings, display recent price gains, and exhibit more stable and sustainable earnings relative to peer group stocks (those stocks with high model scores). TWIN will either sell long or sell short overvalued securities, with lagging price gains and declining expected earnings, coupled with greater uncertainty regarding future earnings (those stocks with low model scores).

Principal Risks

You may lose money investing in the Large Cap Core Plus Fund. In addition, investing in the Large Cap Core Plus Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Large Cap Core Plus Fund is equity risk. This is the risk that the prices of stocks held by the Large Cap Core Plus Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Large Cap Core Plus Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Large Cap Core Plus Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Multi-Managed Fund Risk. The Large Cap Core Plus Fund is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Large Cap Core Plus Fund may have buy and sell transactions in the same security on the same day. In addition, at any given time, the Large Cap Core Plus Fund may have long and short positions in the same security.

Short Sale Risk. Short sales involve costs and risk. If a security sold short increases in price, the Large Cap Core Plus Fund may need to cover its short position at a higher price than the short sale price, resulting in a loss. The Large Cap Core Plus Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Large Cap Core Plus Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may need to sell related long positions before it had intended to do so. As a result, the Large Cap Core Plus Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons and the amount the Large Cap Core Plus Fund could lose on a short sale is theoretically unlimited.

Derivatives Risk. The Large Cap Core Plus Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), swaps and forward contracts. A small investment in derivatives could have a potentially large impact on the Large Cap Core Plus Fund’s investment performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Large Cap Core Plus Fund will not correlate with the underlying instruments or the Large Cap Core Plus Fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.

Additionally, some derivatives the Large Cap Core Plus Fund may use involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments, as they may increase or decrease in value more quickly than the underlying security, index, futures contract, or other economic variable. The Large Cap Core Plus Fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

ETF Risk. ETFs in which the Large Cap Core Plus Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses.

Real Estate Investment Trust Risk. The Large Cap Core Plus Fund may invest in REITs, which carry with them many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition, REITs are dependent upon management skills, may not be diversified, and may experience substantial cost in the event of borrower or lessee defaults. REITs are also subject to heavy cash flow dependency.

Portfolio Turnover Risk. The Large Cap Core Plus Fund may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Large Cap Core Plus Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you are willing to accept the risk that the value of your investment may decline in order to seek long-term capital growth; or

•	you are looking for an investment with potential for higher risk and higher return due to the short selling strategy.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Large Cap Core Plus Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Large Cap Core Plus Fund's average annual total returns compare to those of a broad measure of market performance. The Large Cap Core Plus Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 14.05% (quarter ended 09/30/09) and the lowest return for a quarter was -22.84% (quarter ended 12/31/08).

The returns for the Large Cap Core Plus Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Wilshire Large Cap Core Plus Fund	1 Year	3 years	Since Inception	Inception Date
Investment Class	(2.28%)	8.95%	(5.06%)	Nov. 16, 2007
Investment Class - Return After Taxes on Distributions	(2.92%)	8.60%	(5.29%)	Nov. 16, 2007
Investment Class - Return After Taxes on Distributions and Sale of Fund Shares	(0.95%)	7.64%	(4.28%)	Nov. 16, 2007
Institutional Class	(2.11%)	9.26%	(4.77%)	Nov. 16, 2007
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	2.11%	14.11%	(1.37%)	Nov. 16, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Wilshire 5000 Index Fund - Qualified Class
FUND SUMMARY
Investment Objective

The Wilshire 5000 IndexSM Fund’s (the “Index Fund”) investment objective is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM (the “Index”) before the deduction of Index Fund expenses.

Fees and Expenses of the Wilshire 5000 IndexSM Fund
This table describes the fees and expenses that you may pay if you buy and hold Qualified Class Shares of the Index Fund.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Wilshire 5000 Index Fund - Qualified Class Qualified Class
Management Fees	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Total Annual Portfolio Operating Expenses	0.65%

Example: This example is intended to help you compare the cost of investing in Qualified Class Shares of the Index Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Qualified Class Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wilshire 5000 Index Fund - Qualified Class Qualified Class	66	208	362	810

Portfolio Turnover

The Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Index Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Index Fund’s performance. During the most recent fiscal year, the Index Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
•	The Index Fund invests primarily in the common stock of companies included in the Index that are representative of the Index.

•	The Index Fund uses enhanced “stratified sampling” techniques in an attempt to replicate the performance of the Index. Stratified sampling is a technique that uses sector weighting and portfolio characteristics profiling to keep the Index Fund within acceptable parameter ranges relative to the benchmark.

•	The Index Fund normally holds stocks representing at least 90% of the total market value of the Index.

The Index is an unmanaged index which measures the performance of all equity securities of U.S. headquartered issuers with readily available price data. The Index includes over 4,500 stocks, with each stock weighted according to its market value. This means that companies having larger stock capitalizations will have a larger impact on the market value of the Index. The Index has been computed continuously since 1974 and is published daily in many major U.S. newspapers and is the broadest measure of the U.S. equity market. The Index Fund normally holds stocks representing at least 90% of the Index’s total market value, which ranges between 1,000 and 2,500 stocks.

Principal Risks

You may lose money by investing in the Index Fund. In addition, investing in the Index Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Index Fund is equity risk. This is the risk that the prices of stocks held by the Index Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Index Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Index Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Index Risk. There is a risk that the Index Fund’s performance may not exactly match the performance of the Index. The Index Fund does not hold every stock contained in the Index and the performance of the stocks held in the Index Fund may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Index Fund incurs management fees, 12b-1 fees (for Investment Class Shares only), administrative expenses and transaction costs in trading stocks.

The Index Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you seek to capture returns that are representative of the entire U.S. equity market;

•	you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or

•	you seek an index fund which, unlike a traditional index fund, includes the stocks of small- and mid-capitalization companies as well as large capitalization companies.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Qualified Class Shares has varied from year to year and by showing how the average annual total returns of the Index Fund’s Qualified Shares compare to those of a broad measure of market performance. The Index Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 16.16% (quarter ended 09/30/09) and the lowest return for a quarter was -22.26% (quarter ended 12/31/08).
Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Wilshire 5000 Index Fund - Qualified Class	1 Year	5 Years	10 Years
Qualified Class	0.54%	(0.43%)	2.92%
Wilshire 5000 Index	0.99%	0.13%	3.80%

Wilshire 5000 Index Fund - Horace Mann Class
FUND SUMMARY
Investment Objective

The Wilshire 5000 IndexSM Fund’s (the “Index Fund”) investment objective is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM (the “Index”) before the deduction of Index Fund expenses.

Fees and Expenses of the Wilshire 5000 IndexSM Fund
This table describes the fees and expenses that you may pay if you buy and hold Horace Mann Class Shares of the Index Fund.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Wilshire 5000 Index Fund - Horace Mann Class Horace Mann Class
Management Fees	0.10%
Distribution and Service (12b-1) Fees	0.35%
Other Expenses	0.33%
Total Annual Portfolio Operating Expenses	0.78%

Example: This example is intended to help you compare the cost of investing in Horace Mann Class Shares of the Index Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Horace Mann Class Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wilshire 5000 Index Fund - Horace Mann Class Horace Mann Class	80	249	433	966

Portfolio Turnover

The Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Index Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Index Fund’s performance. During the most recent fiscal year, the Index Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
•	The Index Fund invests primarily in the common stock of companies included in the Index that are representative of the Index.

•	The Index Fund uses enhanced “stratified sampling” techniques in an attempt to replicate the performance of the Index. Stratified sampling is a technique that uses sector weighting and portfolio characteristics profiling to keep the Index Fund within acceptable parameter ranges relative to the benchmark.

•	The Index Fund normally holds stocks representing at least 90% of the total market value of the Index.

The Index is an unmanaged index which measures the performance of all equity securities of U.S. headquartered issuers with readily available price data. The Index includes over 4,500 stocks, with each stock weighted according to its market value. This means that companies having larger stock capitalizations will have a larger impact on the market value of the Index. The Index has been computed continuously since 1974 and is published daily in many major U.S. newspapers and is the broadest measure of the U.S. equity market. The Index Fund normally holds stocks representing at least 90% of the Index’s total market value, which ranges between 1,000 and 2,500 stocks.

Principal Risks

You may lose money by investing in the Index Fund. In addition, investing in the Index Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Index Fund is equity risk. This is the risk that the prices of stocks held by the Index Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Index Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Index Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Index Risk. There is a risk that the Index Fund’s performance may not exactly match the performance of the Index. The Index Fund does not hold every stock contained in the Index and the performance of the stocks held in the Index Fund may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Index Fund incurs management fees, 12b-1 fees (for Investment Class Shares only), administrative expenses and transaction costs in trading stocks.

The Index Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you seek to capture returns that are representative of the entire U.S. equity market;

•	you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or

•	you seek an index fund which, unlike a traditional index fund, includes the stocks of small- and mid-capitalization companies as well as large capitalization companies.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Horace Mann Class Shares has varied from year to year and by showing how the average annual total returns of the Index Fund’s Horace Mann Class Shares compare to those of a broad measure of market performance. The Index Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 16.16% (quarter ended 09/30/09) and the lowest return for a quarter was -22.34% (quarter ended 12/31/08).
Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Wilshire 5000 Index Fund - Horace Mann Class	1 Year	5 Years	10 Years
Horace Mann Class	0.25%	(0.53%)	2.90%
Horace Mann Class - Return After Taxes on Distributions	0.06%	(0.78%)	2.65%
Horace Mann Class - Return After Taxes on Distributions and Sale of Fund Shares	0.42%	(0.51%)	2.40%
Wilshire 5000 Index	0.99%	0.13%	3.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.